Acquisitions and Other - Crescent Capital Group LP (Details) - Crescent $ in Millions	Jan. 05, 2021 CAD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting shares of certain legal entities acquired	51.00%
Cash transferred	$ 308
Contingent consideration	$ 6